Notes payable - Seller Note (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) note	Dec. 31, 2022 USD ($)
Notes payable
Notes payable outstanding	$ 587,767	$ 622,670
Seller notes payable
Notes payable
Number of notes | note	2
Notes payable outstanding	$ 6,600
Interest expense	700	$ 600
Phyto Note
Notes payable
Notes payable outstanding	$ 2,000
Interest rate	7.50%
Scottsdale Note
Notes payable
Notes payable outstanding	$ 4,600
Interest rate	5.00%